Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Outstanding	190
Preferred Stock, Shares Issued		140
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock, Shares Authorized		500,000,000
Common Stock, Shares, Outstanding	3,217,255	3,392,250